Restricted Cash	12 Months Ended
Sep. 30, 2023
Restricted Cash [Abstract]
Restricted Cash

NOTE 3 – RESTRICTED CASH

Restricted cash as of September 30, 2023 and 2022 consisted of the following:

	September 30, 2023		September 30, 2022
Bank acceptance guarantee deposit	$		$150,973
Pledge of bank deposit		302,906
Restricted cash		$302,906	$150,973

As of September 30, 2023 and 2022, restricted cash is certain portion of bank deposit used for pledging or guarantee purpose.